Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events	Subsequent events Pursuant to the 2021 EIP, the aggregate number of shares of POINT Common Stock that may be issued pursuant to share awards shall be cumulatively increased annually on the first day of each fiscal year beginning with the 2022 fiscal year in an amount equal to four percent (4%) of shares of Common Stock outstanding on the last day of the immediately preceding fiscal year or a lesser number of shares determined by the Board. As a result, on January 1, 2022, an additional 3,604,871 shares added to the 2021 EIP.